Other income, net (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Other operating income expense [Abstract]
Loss/(gain) on sale/disposal of property, plant and equipment and other intangible assets, net		₨ 10		₨ (1,264)	₨ 55
Sale of spent chemicals		(306)		(356)	(297)
Scrap sales		(167)		(179)	(169)
Miscellaneous income, net	[1]	(3,827)		(156)	(377)
Other (income)/expense, net		₨ (4,290)	$ (57)	₨ (1,955)	₨ (788)

[1]	Miscellaneous income, net includes Rs.3,457 (U.S.$50) received from Celgene pursuant to a settlement agreement entered into in April 2019. The agreement effectively settles any claim the Company or its affiliates may have had for damages under section 8 of the Canadian Patented Medicines (Notice of Compliance) Regulations in regard to the Company’s ANDS for a generic version of REVLIMID® brand capsules (Lenalidomide) pending before Health Canada.